Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings	Total Amdocs Limited Shareholders' Equity	Non-controlling Interests
Balance at Sep. 30, 2015	$ 3,406,842	$ 4,331	$ 3,182,573	$ (3,611,105)	$ (16,753)	$ 3,847,796	$ 3,406,842
Balance, Shares at Sep. 30, 2015		151,150
Comprehensive income:
Net income	409,331					409,331	409,331
Other comprehensive (loss) income	22,848				22,848		22,848
Comprehensive income	432,179						432,179
Employee stock options exercised	89,767	$ 39	89,728				89,767
Employee stock options exercised, Shares		2,694
Repurchase of shares	(413,422)			(413,422)			(413,422)
Repurchase of shares, Shares		(7,236)
Tax benefit from equity-based awards	7,788		7,788				7,788
Cash dividends declared	(112,300)					(112,300)	(112,300)
Issuance of restricted stock, net of forfeitures	7	$ 7					7
Issuance of restricted stock, net of forfeitures, Shares		526
Equity-based compensation expense related to employees	42,700		42,700				42,700
Balance at Sep. 30, 2016	3,453,561	$ 4,377	3,322,789	(4,024,527)	6,095	4,144,827	3,453,561
Balance, Shares at Sep. 30, 2016		147,134
Comprehensive income:
Net income	436,826					436,826	436,826
Other comprehensive (loss) income	12,695				12,695		12,695
Comprehensive income	449,521						449,521
Employee stock options exercised	87,976	$ 28	87,948				87,976
Employee stock options exercised, Shares		2,220
Repurchase of shares	(340,597)			(340,597)			(340,597)
Repurchase of shares, Shares		(5,519)
Tax benefit from equity-based awards	3,611		3,611				3,611
Cash dividends declared	(124,546)					(124,546)	(124,546)
Issuance of restricted stock, net of forfeitures	5	$ 5					5
Issuance of restricted stock, net of forfeitures, Shares		556
Equity-based compensation expense related to employees	44,539		44,539				44,539
Balance at Sep. 30, 2017	$ 3,574,070	$ 4,410	3,458,887	(4,365,124)	18,790	4,457,107	3,574,070
Balance, Shares at Sep. 30, 2017	144,391	144,391
Comprehensive income:
Net income	$ 354,396					354,396	354,396
Other comprehensive (loss) income	(51,521)				(51,521)		(51,521)
Comprehensive income	302,875						302,875
Employee stock options exercised	$ 81,286	$ 24	81,262				81,286
Employee stock options exercised, Shares	1,800	1,800
Repurchase of shares	$ (419,228)			(419,228)			(419,228)
Repurchase of shares, Shares	(6,337)	(6,337)
Cash dividends declared	$ (137,602)					(137,602)	(137,602)
Issuance of restricted stock, net of forfeitures	2	$ 2					2
Issuance of restricted stock, net of forfeitures, Shares		323
Equity-based compensation expense related to employees	47,476		47,476				47,476
Contribution of Noncontrolling interests	43,163							$ 43,163
Balance at Sep. 30, 2018	$ 3,492,042	$ 4,436	$ 3,587,625	$ (4,784,352)	$ (32,731)	$ 4,673,901	$ 3,448,879	$ 43,163
Balance, Shares at Sep. 30, 2018	140,177	140,177

[1]	As of September 30, 2018, 2017 and 2016, accumulated other comprehensive(loss) income is comprised of unrealized (loss) gain on derivatives, net of tax, of $(26,608), $24,508 and $12,514 , unrealized (loss) gain on short-term interest-bearing investments, net of tax, of $(1,592), $(410) and $568 and unrealized (loss) on defined benefit plan, net of tax, of $(4,531), $(5,308) and $(6,987).